Impairment of Non-current Assets - Summary of Goodwill Allocated to Cash Generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 1,341	$ 1,341
Copper SA [Member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	1,154	1,154
Other [member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 187	$ 187